Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

May 2, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:   Preliminary Proxy Statement of
AST Horizon Growth Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s preliminary proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the AST Horizon Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate Horizon Investments, LLC as the sole subadviser for the AST Horizon Portfolio; (ii) retain J.P. Morgan Investment Management Inc. (J.P. Morgan) as the sole subadviser for the Portfolio; and (iii) have J.P. Morgan implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by the shareholders of the AST Horizon Portfolio, the revised fee schedule will become effective upon the addition of J.P. Morgan as subadviser to the Portfolio. Such addition is currently expected to occur between late July 2012 and early November 2012.  In turn, once J.P. Morgan becomes  subadviser to the Portfolio, it is expected that: (i) J.P. Morgan will commence implementation of its new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST Horizon Growth Asset Allocation Portfolio to the AST J.P. Morgan Global Thematic Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective.  The repositioning of the Portfolio is described in greater detail in the Proxy Statement.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan